SEGMENT REPORTING - Segment information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total Revenues	$ 1,190,597	$ 1,218,053	$ 5,810,504	$ 5,568,280
Cost of sales:	688,262	784,894	3,720,224	3,611,850
Gross Profit:	502,335	433,159	2,090,281	1,956,430
Depreciation and Amortization:	69,728	87,930	318,964	421,919
Segment total assets	5,150,557		5,857,716	6,789,095
Single Reportable Segment
Segment Reporting [Line Items]
Total Revenues	1,190,597	1,218,053	5,810,504	5,568,280
Cost of sales:	688,262	784,894	3,720,224	3,611,850
Gross Profit:	502,335	433,159	2,090,281	1,956,430
Depreciation and Amortization:	69,728	87,930	317,025	421,919
Segment capital expenditures	(3,550)	(11,429)	50,328	10,646
Segment total assets	5,150,557	4,221,802	5,857,716	6,789,095
Single Reportable Segment | Canada
Segment Reporting [Line Items]
Total Revenues	233,678	208,057	1,065,471	1,758,548
Single Reportable Segment | United States
Segment Reporting [Line Items]
Total Revenues	395,195	413,155	1,922,219	956,101
Single Reportable Segment | Australia
Segment Reporting [Line Items]
Total Revenues	66,267	185,480	621,274	878,362
Single Reportable Segment | Other
Segment Reporting [Line Items]
Total Revenues	495,457	411,361	2,201,540	1,975,269
Single Reportable Segment | Systems
Segment Reporting [Line Items]
Total Revenues	980,139	948,039	5,083,641	4,443,978
Single Reportable Segment | Services
Segment Reporting [Line Items]
Total Revenues	118,958	168,254	376,603	348,858
Single Reportable Segment | Lease
Segment Reporting [Line Items]
Total Revenues	$ 91,500	$ 101,760	$ 350,260	$ 775,444